Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022
Property, Plant and Equipment [Abstract]
Depreciation	$ 4,685	$ 8,273	$ 15,235	$ 22,898	$ 30,386	$ 20,513
Payment for acquisition of property and equipment			$ 6,612		$ 2,928	$ 26,772